Stock-Based Compensation - Stock option plan (Details) - SHAPEWAYS, INC - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Underlying Options
Outstanding at the beginning	8,247,340	7,550,632	7,550,632	6,679,080
Granted	37,000	2,185,299	2,251,449	1,814,392
Forfeited	(223,333)		(1,237,602)	(848,494)
Exercised	(134,877)	(171,546)	(317,139)	(94,346)
Outstanding at the end	7,926,130		8,247,340	7,550,632	6,679,080
Exercisable at the end	5,396,377		4,936,601
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 0.44	$ 0.44	$ 0.44	$ 0.46
Granted (in dollars per share)	0.28		0.37	0.37
Forfeited (in dollars per share)	0.36		0.39	0.40
Exercised (in dollars per share)	0.51		0.27	0.35
Outstanding at the end (in dollars per share)	0.44		0.44	$ 0.44	$ 0.46
Exercisable at the end (in dollars per share)	$ 0.48		$ 0.49
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	6 years 4 months 2 days		6 years 8 months 19 days	6 years 9 months 7 days	6 years 4 months 6 days
Exercisable at the end (in years)	5 years 5 months 1 day		5 years 4 months 24 days
Outstanding at the beginning (in dollars)	$ 8	$ 190	$ 190	$ 136
Outstanding at the end (in dollars)			8	$ 190	$ 136
Exercisable at the end (in dollars)			$ 8
Exercised	134,877	171,546	317,139	94,346